Fair Value Measurements - Schedule of Financial Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands		Mar. 29, 2026		Dec. 28, 2025		Dec. 29, 2024
Financial Assets
Financial Assets		$ 1,134		$ 3,841		$ 3,841
Financial Liabilities
Financial Liabilities		110,044		132,089		102,561
Level 1 [Member]
Financial Assets
Financial Assets		1,134		3,841		3,841
Financial Liabilities
Financial Liabilities		2,070		13,315		862
Level 2 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities
Level 3 [Member]
Financial Assets
Financial Assets
Financial Liabilities
Financial Liabilities		107,974		118,774		101,699
Restricted Cash [Member]
Financial Assets
Financial Assets		1,134		3,841		3,841
Restricted Cash [Member] | Level 1 [Member]
Financial Assets
Financial Assets		1,134		3,841		3,841
Restricted Cash [Member] | Level 2 [Member]
Financial Assets
Financial Assets
Restricted Cash [Member] | Level 3 [Member]
Financial Assets
Financial Assets
July 2024 Notes derivative liability [Member]
Financial Liabilities
Financial Liabilities		14,042	[1]	19,604	[1],[2]	13,563	[2]
July 2024 Notes derivative liability [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
July 2024 Notes derivative liability [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
July 2024 Notes derivative liability [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		14,042	[1]	19,604	[1],[2]	13,563	[2]
July 2024 Notes derivative liability – related parties [Member]
Financial Liabilities
Financial Liabilities		9,036	[1]	12,615	[1],[2]	21,127	[2]
July 2024 Notes derivative liability – related parties [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
July 2024 Notes derivative liability – related parties [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
July 2024 Notes derivative liability – related parties [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		9,036	[1]	12,615	[1],[2]	21,127	[2]
September 2024 Notes derivative liability [Member]
Financial Liabilities
Financial Liabilities		26,351	[1]	37,930	[1],[2]	55,474	[2]
September 2024 Notes derivative liability [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
September 2024 Notes derivative liability [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
September 2024 Notes derivative liability [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		26,351	[1]	37,930	[1],[2]	55,474	[2]
September 2024 Notes derivative liability – related parties [Member]
Financial Liabilities
Financial Liabilities		4,286	[1]	5,870	[1],[2]	6,958	[2]
September 2024 Notes derivative liability – related parties [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
September 2024 Notes derivative liability – related parties [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities			[1]		[1],[2]		[2]
September 2024 Notes derivative liability – related parties [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		4,286	[1]	5,870	[1],[2]	6,958	[2]
July 2025 Note derivative liability– related party [Member]
Financial Liabilities
Financial Liabilities	[1]	2,239		3,246	[2]
July 2025 Note derivative liability– related party [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities	[1]				[2]
July 2025 Note derivative liability– related party [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities	[1]				[2]
July 2025 Note derivative liability– related party [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities	[1]	2,239		3,246	[2]
September 2025 Notes derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1]	10,825
September 2025 Notes derivative liability [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities	[1]
September 2025 Notes derivative liability [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities	[1]
September 2025 Notes derivative liability [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities	[1]	10,825
November 2025 Note derivative liability – related party [Member]
Financial Liabilities
Financial Liabilities	[1]	1,069
November 2025 Note derivative liability – related party [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities	[1]
November 2025 Note derivative liability – related party [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities	[1]
November 2025 Note derivative liability – related party [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities	[1]	1,069
January 2026 Note derivative liability – related party [Member]
Financial Liabilities
Financial Liabilities		1,467
January 2026 Note derivative liability – related party [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		1,467
$1.9 Million Note [Member]
Financial Liabilities
Financial Liabilities		1,530
$1.9 Million Note [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		1,530
March 2026 Bridge Note [Member]
Financial Liabilities
Financial Liabilities		9,500
March 2026 Bridge Note [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		9,500
Forward purchase agreement liabilities [Member]
Financial Liabilities
Financial Liabilities		5,107		3,965		3,494	[3]
Forward purchase agreement liabilities [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities							[3]
Forward purchase agreement liabilities [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities							[3]
Forward purchase agreement liabilities [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		5,107		3,965		3,494	[3]
SAFE Agreement with related party [Member]
Financial Liabilities
Financial Liabilities		579		535		384
SAFE Agreement with related party [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities
SAFE Agreement with related party [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
SAFE Agreement with related party [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		579		535		384
Private placement warrants [Member]
Financial Liabilities
Financial Liabilities		1,504		1,692		627
Private placement warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities
Private placement warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
Private placement warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		1,504		1,692		627
Working capital warrants [Member]
Financial Liabilities
Financial Liabilities		172		194		72
Working capital warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities
Working capital warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
Working capital warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		172		194		72
Public warrants [Member]
Financial Liabilities
Financial Liabilities		2,070		2,475		862
Public warrants [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities		2,070		2,475		862
Public warrants [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
Public warrants [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities
Deferred Sunder Consideration Shares [Member]
Financial Liabilities
Financial Liabilities		6,331		10,840
Deferred Sunder Consideration Shares [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities				10,840
Deferred Sunder Consideration Shares [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
Deferred Sunder Consideration Shares [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		6,331
Deferred Ambia Consideration Shares [Member]
Financial Liabilities
Financial Liabilities		13,936		16,879
Deferred Ambia Consideration Shares [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities
Deferred Ambia Consideration Shares [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities
Deferred Ambia Consideration Shares [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities		$ 13,936		16,879
September 2025 Notes derivative liability [Member]
Financial Liabilities
Financial Liabilities	[1],[2]			14,756
September 2025 Notes derivative liability [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]
September 2025 Notes derivative liability [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]
September 2025 Notes derivative liability [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]			14,756
November 2025 Note derivative liability – related party [Member]
Financial Liabilities
Financial Liabilities	[1],[2]			1,488
November 2025 Note derivative liability – related party [Member] | Level 1 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]
November 2025 Note derivative liability – related party [Member] | Level 2 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]
November 2025 Note derivative liability – related party [Member] | Level 3 [Member]
Financial Liabilities
Financial Liabilities	[1],[2]			$ 1,488

[1]	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, “November 2025 Note” and “January 2026 Note”) all of which are defined in Note 9 – Borrowings and Derivative Liabilities.
[2]	The derivative liabilities are associated with the Company’s outstanding senior unsecured convertible notes with stated interest rates of 7.0% (the “September 2024 Notes” and “September 2025 Notes”) and 12.0% (the “July 2024 Notes”, “July 2025 Note”, and “November 2025 Note”) all of which are defined in Note 10 – Borrowings and Derivative Liabilities.
[3]	Includes $1.3 million due to related parties as of and December 29, 2024.